Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Mar. 31, 2025
Financial assets
Short-term investments	$ 735	$ 740
Equity investments	157	300
Financial liabilities
Foreign currency forward contracts	1	2
Total financial liabilities	1	2
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	2,518	1,914
Short-term investments	735	740
Equity investments	132	298
Available-for-sale debt securities	14	0
Convertible loans receivable	0	34
Foreign currency forward contracts	4	7
Total financial assets	3,403	2,993
Level 1
Financial assets
Money market funds	2,518	1,914
Short-term investments	735	740
Equity investments	70	98
Available-for-sale debt securities	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	0
Total financial assets	3,323	2,752
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	0	0
Available-for-sale debt securities	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	4	7
Total financial assets	4	7
Financial liabilities
Foreign currency forward contracts	1	2
Total financial liabilities	1	2
Level 3
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	62	200
Available-for-sale debt securities	14	0
Convertible loans receivable	0	34
Foreign currency forward contracts	0	0
Total financial assets	76	234
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0